Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 1,979	$ 1,971	$ 1,561
Change during period	3	57	11
Reclassified to operations	2	34	20
Tax effect	(1)		0
Other comprehensive income (loss)	4	91	30
Balance, end of period	1,952	1,979	1,971
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	477	387	358
Change during period	5	55	9
Reclassified to operations	0	36	19
Tax effect	(1)		0
Other comprehensive income (loss)	4	90	28
Balance, end of period	481	477	387
Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(7)	(6)	(9)
Change during period	(2)	2	3
Reclassified to operations	2	(3)	1
Tax effect	0		(1)
Other comprehensive income (loss)	1	(1)	3
Balance, end of period	(6)	(7)	(6)
Other
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	4	3	4
Change during period	0	1	(1)
Reclassified to operations	0	0	0
Tax effect	0		0
Other comprehensive income (loss)	0	1	(1)
Balance, end of period	3	4	3
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	474	384	353
Balance, end of period	479	474	384
Attributable to non-controlling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	55	28	(24)
Change during period	(13)	27	51
Reclassified to operations	0	0	1
Tax effect	0		0
Other comprehensive income (loss)	(13)	27	52
Balance, end of period	42	55	28
Attributable to IGT PLC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	529	412	330
Change during period	(10)	84	62
Reclassified to operations	2	34	21
Tax effect	(1)		0
Other comprehensive income (loss)	(8)	117	82
Balance, end of period	$ 521	$ 529	$ 412